Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Forward purchase agreement warrant liability	$ 37	$ 24	$ 472
Private warrant liability	3,830	5,835
Publicly traded warrant liability	941	551	662
Liabilities measured at fair value	4,808	6,410	1,134
Level 1 [Member]
Liabilities:
Forward purchase agreement warrant liability
Private warrant liability
Publicly traded warrant liability	941	551	662
Liabilities measured at fair value	941	551	662
Level 2 [Member]
Liabilities:
Forward purchase agreement warrant liability
Private warrant liability	3,830	5,835
Publicly traded warrant liability
Liabilities measured at fair value	3,830	5,835
Level 3 [Member]
Liabilities:
Forward purchase agreement warrant liability	37	24	472
Private warrant liability
Publicly traded warrant liability
Liabilities measured at fair value	$ 37	$ 24	$ 472